Discontinued Operations - Schedule of Revenue and Expenses Related to all Discontinued Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenue and Expenses Related to all Discontinued Operations [Abstract]
Revenue	$ 724,338	$ 5,362
Cost of revenue	(752,831)	(9,177)
Selling expenses	(61,243)	(156)
General and administrative expenses	(265,473)	(67)
Other (expenses) income	(989)	8,606
Loss from disposal of discontinued operations	(176,500)
Income tax (expenses) benefit from continuing operations		63
Results of discontinued operations	$ (532,698)	$ 4,631